Advances for Vessels Acquisitions, Vessels, net and Vessels Held for Sale, Advances for Vessels Acquisitions / Under construction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Assets [Abstract]
Beginning balance	$ 30,579	$ 31,654
Advances paid	213,429	119,656
Capitalized expenses	1,755	5,915
Transferred to Vessels, net	(245,763)	(126,646)
Ending balance	$ 0	$ 30,579